Share-based Payments - Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Based Payments [Line Items]
Cost of revenue	€ 5,865	€ 5,042	€ 3,906
Research and development	837	615	493
Sales and marketing	1,029	826	620
General and administrative	442	354	283
Expense from share-based payment transactions with employees	176	122	88
Employee Share-based Payments
Disclosure Of Share Based Payments [Line Items]
Cost of revenue	8	4	3
Research and development	84	61	40
Sales and marketing	34	27	19
General and administrative	50	30	26
Expense from share-based payment transactions with employees	€ 176	€ 122	€ 88